REGULATORY FRAMEWORK (Details 3)	12 Months Ended
Dec. 31, 2024
Base And Additional Remuneration To Hydroelectric Generators [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Medium HI Capacity > 120 ≤ 300 MW
Base remuneration ($ / MW-month)	2,175,761
Base And Additional Remuneration To Hydroelectric Generators 1 [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Small HI Capacity > 50 ≤ 120 MW
Base remuneration ($ / MW-month)	2,991,666
Base And Additional Remuneration To Hydroelectric Generators 2 [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Medium Pumped HI Capacity > 120 ≤ 300 MW
Base remuneration ($ / MW-month)	2,175,761
Base And Additional Remuneration To Hydroelectric Generators 3 [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Renewable HI Capacity ≤ 50 MW
Base remuneration ($ / MW-month)	4,895,454